Ordinary Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008
Ordinary Shares
Total number of shares repurchased	21,832,745	202,725	8,213,235
Stock Repurchased During Period, Cost	$ 69,301,654	$ 669,483	$ 19,999,746
Average Price Paid Per Share	$ 3.17	$ 3.30	$ 2.44